Note 16 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2013	2012	2011

Income tax expense using combined statutory rate of 26.5% (2012 - 26.5%, 2011 - 28.3%)	$18,622	$16,754	$9,351
Permanent differences	4,125	3,327	4,434
Tax effect of flow through entities	(2,156)	(3,663)	(3,462)
Goodwill or other investment impairment charge	-	676	874
Impact of changes in foreign exchange rates	(518)	1,546	(679)
Adjustments to tax liabilities for prior periods	925	721	762
Effects of changes in enacted tax rates	250	(14)	52
Changes in liability for unrecognized tax benefits	181	352	(342)
Stock-based compensation	2,791	128	(386)
Foreign, state and provincial tax rate differential	(4,285)	(946)	(6,728)
Tax on preferred shares	880	-	-
Other taxes	1,906	93	2,046
Change in valuation allowances	(97)	2,033	(49,745)
Provision for (recovery of) income taxes as reported	$22,624	$21,007	$(43,823)

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2013	2012	2011

Canada	$1,977	$22,438	$33,331
United States	4,613	9,811	(20,662)
Australia	33,061	25,800	21,791
Foreign	30,613	5,175	(1,358)
Total	$70,264	$63,224	$33,102

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2013	2012	2011

Current
Canada	$11,137	$5,771	$4,630
United States	3,008	18,139	8,839
Australia	11,088	8,526	7,206
Foreign	11,860	4,729	3,708
	37,093	37,165	24,383

Deferred
Canada	(7,627)	364	(275)
United States	(2,435)	(14,500)	(67,279)
Australia	(1,079)	(743)	(729)
Foreign	(3,328)	(1,279)	77
	(14,469)	(16,158)	(68,206)
Total	$22,624	$21,007	$(43,823)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2013	2012

Deferred income tax assets
Loss carry-forwards	$91,957	$88,318
Expenses not currently deductible	23,467	17,255
Stock-based compensation	3,956	3,317
Basis differences of partnerships and other entities	14,173	15,685
Allowance for doubtful accounts	4,580	3,324
Inventory and other reserves	2,554	1,611
	140,687	129,510
Less: valuation allowance	(14,120)	(11,911)
	126,567	117,599

Deferred income tax liabilities
Depreciation and amortization	31,165	33,751
Unrealized foreign exchange gains	-	932
Prepaid and other expenses deducted for tax purposes	1,427	875
	32,592	35,558
Net deferred income tax asset	$93,975	$82,041

Summary of Operating Loss Carryforwards [Table Text Block]
	Loss carry forward		Gross losses not recognized		Net
	2013	2012	2013	2012	2013	2012

Canada	$72,526	$53,866	$2,438	$4,228	$70,088	$49,638
United States	164,414	172,155	4,099	4,098	160,315	168,057
Australia	304	889	-	-	304	889
Foreign	46,901	43,578	41,412	40,413	5,489	3,165
	Loss carry forward		Gross losses not recognized		Net
	2013	2012	2013	2012	2013	2012

Canada	$939	$1,224	$939	$1,224	$-	$-
United States	4,197	1,068	4,197	1,068	-	-
Australia	8,123	9,455	8,123	9,455	-	-

Summary of Income Tax Contingencies [Table Text Block]

Balance, December 31, 2011	$7,602
Increases based on tax positions related to 2012	1,093
Reduction for lapses in applicable statutes of limitations	(781)

Balance, December 31, 2012	7,914
Increases based on tax positions related to 2013	384
Increases for tax positions of prior periods	562
Reduction for lapses in applicable statutes of limitations	(840)

Balance, December 31, 2013	$8,020